Taxes (Details) - Schedule of reconciles the China statutory rates to the Company’s effective tax rate - USD ($)	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020
Schedule Of Reconciles The China Statutory Rates To The Company SEffective Tax Rate Abstract
Income (benefit) expense computed based on PRC statutory rate	$ (440,955)		$ 491,555		$ 9,615
Tax effect of different tax rates in other jurisdictions	8,384
Tax effect of unrecognized loss	352,703
Change in valuation allowance	409,099		100,244		236,503
Non-deductible items and others	25,298	[1]	68,059	[1]	(62,092)
Income tax expense	$ 354,529		$ 659,858		$ 184,026

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.